Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at January 1	$ 36,167	$ 40,248
Increases related to current year tax positions	2,193	2,301
Increases related to prior year tax positions	304	1,530
Decreases related to prior year tax positions	(3)	(878)
Expiration of statute of limitations for the assessment of taxes	(7,281)	(7,034)
Balance at December 31	$ 31,380	$ 36,167